Distribution Date:	01/18/22	JPMDB Commercial Mortgage Securities Trust 2016-C2
Determination Date:	01/11/22
Next Distribution Date:	02/17/22
Record Date:	12/31/21	Commercial Mortgage Pass-Through Certificates
Series 2016-C2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-14		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		375 North French Road, Suite 100 | Amherst, NY 14228
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		CMBS Trustee	(302) 636-4140
			1100 North Market Street | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46590LAQ5	1.422500%	23,342,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46590LAR3	2.661900%	160,394,000.00	45,589,172.21	11,902.04	101,128.18	0.00	0.00	113,030.22	45,577,270.17	35.81%	30.00%
A-3A	46590LAS1	2.881300%	120,000,000.00	120,000,000.00	0.00	288,130.00	0.00	0.00	288,130.00	120,000,000.00	35.81%	30.00%
A-3B	46590LAA0	2.881300%	50,000,000.00	50,000,000.00	0.00	120,054.17	0.00	0.00	120,054.17	50,000,000.00	35.81%	30.00%
A-4	46590LAT9	3.143900%	222,981,000.00	222,981,000.00	0.00	584,191.64	0.00	0.00	584,191.64	222,981,000.00	35.81%	30.00%
A-SB	46590LAU6	2.954200%	48,243,000.00	42,354,275.03	761,396.42	104,269.17	0.00	0.00	865,665.59	41,592,878.61	35.81%	30.00%
A-S	46590LAX0	3.483600%	75,888,000.00	75,888,000.00	0.00	220,302.86	0.00	0.00	220,302.86	75,888,000.00	25.66%	21.50%
B	46590LAY8	3.990100%	44,639,000.00	44,639,000.00	0.00	148,428.39	0.00	0.00	148,428.39	44,639,000.00	19.69%	16.50%
C	46590LAZ5	3.359515%	36,828,000.00	36,828,000.00	0.00	103,103.53	0.00	0.00	103,103.53	36,828,000.00	14.77%	12.38%
D	46590LAE2	3.359515%	43,524,000.00	43,524,000.00	0.00	121,849.62	0.00	0.00	121,849.62	43,524,000.00	8.95%	7.50%
E	46590LAG7	4.609515%	17,856,000.00	17,856,000.00	0.00	68,589.59	0.00	0.00	68,589.59	17,856,000.00	6.56%	5.50%
F	46590LAJ1	4.609515%	12,276,000.00	12,276,000.00	0.00	47,155.34	0.00	0.00	47,155.34	12,276,000.00	4.92%	4.13%
NR*	46590LAL6	4.609515%	36,828,383.00	36,828,383.00	0.00	71,278.47	0.00	0.00	71,278.47	36,828,383.00	0.00%	0.00%
R	46590LAN2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			892,799,383.00	748,763,830.24	773,298.46	1,978,480.96	0.00	0.00	2,751,779.42	747,990,531.78

Notional Certificates
X-A	46590LAV4	1.553385%	700,848,000.00	556,812,447.24	0.00	720,786.91	0.00	0.00	720,786.91	556,039,148.78
X-B	46590LAW2	0.619415%	44,639,000.00	44,639,000.00	0.00	23,041.73	0.00	0.00	23,041.73	44,639,000.00
X-C	46590LAC6	1.250000%	80,352,000.00	80,352,000.00	0.00	83,700.00	0.00	0.00	83,700.00	80,352,000.00
Notional SubTotal			825,839,000.00	681,803,447.24	0.00	827,528.64	0.00	0.00	827,528.64	681,030,148.78

Deal Distribution Total					773,298.46	2,806,009.60	0.00	0.00	3,579,308.06

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46590LAQ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46590LAR3	284.23240402	0.07420502	0.63049852	0.00000000	0.00000000	0.00000000	0.00000000	0.70470354	284.15819900
A-3A	46590LAS1	1,000.00000000	0.00000000	2.40108333	0.00000000	0.00000000	0.00000000	0.00000000	2.40108333	1,000.00000000
A-3B	46590LAA0	1,000.00000000	0.00000000	2.40108340	0.00000000	0.00000000	0.00000000	0.00000000	2.40108340	1,000.00000000
A-4	46590LAT9	1,000.00000000	0.00000000	2.61991667	0.00000000	0.00000000	0.00000000	0.00000000	2.61991667	1,000.00000000
A-SB	46590LAU6	877.93617789	15.78252638	2.16133263	0.00000000	0.00000000	0.00000000	0.00000000	17.94385901	862.15365151
A-S	46590LAX0	1,000.00000000	0.00000000	2.90299995	0.00000000	0.00000000	0.00000000	0.00000000	2.90299995	1,000.00000000
B	46590LAY8	1,000.00000000	0.00000000	3.32508322	0.00000000	0.00000000	0.00000000	0.00000000	3.32508322	1,000.00000000
C	46590LAZ5	1,000.00000000	0.00000000	2.79959623	0.00000000	0.00000000	0.00000000	0.00000000	2.79959623	1,000.00000000
D	46590LAE2	1,000.00000000	0.00000000	2.79959608	0.00000000	0.00000000	0.00000000	0.00000000	2.79959608	1,000.00000000
E	46590LAG7	1,000.00000000	0.00000000	3.84126288	0.00000000	0.00000000	0.00000000	0.00000000	3.84126288	1,000.00000000
F	46590LAJ1	1,000.00000000	0.00000000	3.84126263	0.00000000	0.00000000	0.00000000	0.00000000	3.84126263	1,000.00000000
NR	46590LAL6	1,000.00000000	0.00000000	1.93542220	1.90584067	16.57056325	0.00000000	0.00000000	1.93542220	1,000.00000000
R	46590LAN2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46590LAV4	794.48389271	0.00000000	1.02844969	0.00000000	0.00000000	0.00000000	0.00000000	1.02844969	793.38051729
X-B	46590LAW2	1,000.00000000	0.00000000	0.51617935	0.00000000	0.00000000	0.00000000	0.00000000	0.51617935	1,000.00000000
X-C	46590LAC6	1,000.00000000	0.00000000	1.04166667	0.00000000	0.00000000	0.00000000	0.00000000	1.04166667	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	12/01/21 - 12/30/21	30	0.00	101,128.18	0.00	101,128.18	0.00	0.00	0.00	101,128.18	0.00
A-3A	12/01/21 - 12/30/21	30	0.00	288,130.00	0.00	288,130.00	0.00	0.00	0.00	288,130.00	0.00
A-3B	12/01/21 - 12/30/21	30	0.00	120,054.17	0.00	120,054.17	0.00	0.00	0.00	120,054.17	0.00
A-4	12/01/21 - 12/30/21	30	0.00	584,191.64	0.00	584,191.64	0.00	0.00	0.00	584,191.64	0.00
A-SB	12/01/21 - 12/30/21	30	0.00	104,269.17	0.00	104,269.17	0.00	0.00	0.00	104,269.17	0.00
X-A	12/01/21 - 12/30/21	30	0.00	720,786.91	0.00	720,786.91	0.00	0.00	0.00	720,786.91	0.00
X-B	12/01/21 - 12/30/21	30	0.00	23,041.73	0.00	23,041.73	0.00	0.00	0.00	23,041.73	0.00
X-C	12/01/21 - 12/30/21	30	0.00	83,700.00	0.00	83,700.00	0.00	0.00	0.00	83,700.00	0.00
A-S	12/01/21 - 12/30/21	30	0.00	220,302.86	0.00	220,302.86	0.00	0.00	0.00	220,302.86	0.00
B	12/01/21 - 12/30/21	30	0.00	148,428.39	0.00	148,428.39	0.00	0.00	0.00	148,428.39	0.00
C	12/01/21 - 12/30/21	30	0.00	103,103.53	0.00	103,103.53	0.00	0.00	0.00	103,103.53	0.00
D	12/01/21 - 12/30/21	30	0.00	121,849.62	0.00	121,849.62	0.00	0.00	0.00	121,849.62	0.00
E	12/01/21 - 12/30/21	30	0.00	68,589.59	0.00	68,589.59	0.00	0.00	0.00	68,589.59	0.00
F	12/01/21 - 12/30/21	30	0.00	47,155.34	0.00	47,155.34	0.00	0.00	0.00	47,155.34	0.00
NR	12/01/21 - 12/30/21	30	538,011.38	141,467.50	0.00	141,467.50	70,189.03	0.00	0.00	71,278.47	610,267.05
Totals			538,011.38	2,876,198.63	0.00	2,876,198.63	70,189.03	0.00	0.00	2,806,009.60	610,267.05

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,579,308.06
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,983,307.72	Master Servicing Fee	4,920.98
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,129.29
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	121.27
ARD Interest	0.00	Operating Advisor Fee	1,287.11
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	567.13
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,983,307.72	Total Fees	11,235.79

Principal		Expenses/Reimbursements
Scheduled Principal	773,298.46	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	59,819.68
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	10,369.35
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	773,298.46	Total Expenses/Reimbursements	70,189.03

		Interest Reserve Deposit	95,873.29

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,806,009.60
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	773,298.46
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,579,308.06
Total Funds Collected	3,756,606.18	Total Funds Distributed	3,756,606.17

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	748,763,830.41	748,763,830.41	Beginning Certificate Balance	748,763,830.24
(-) Scheduled Principal Collections	773,298.46	773,298.46	(-) Principal Distributions	773,298.46
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	747,990,531.95	747,990,531.95	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	749,703,726.72	749,703,726.72	Ending Certificate Balance	747,990,531.78
Ending Actual Collateral Balance	749,004,630.20	749,004,630.20

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.17)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.17)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.61%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	51,921,289.93	6.94%	62	4.9515	NAP	Defeased	3	51,921,289.93	6.94%	62	4.9515	NAP
	9,999,999 or less	8	61,021,990.12	8.16%	45	4.9521	1.324911	1.44 or less	13	276,375,577.40	36.95%	45	4.7848	0.872750
10,000,000 to 19,999,999		5	64,321,827.52	8.60%	43	4.8972	1.154481	1.45 to 1.59	2	20,347,493.10	2.72%	50	5.0502	1.543119
20,000,000 to 24,999,999		1	21,532,149.81	2.88%	52	4.9200	1.389600	1.60 to 1.74	3	66,199,161.77	8.85%	48	4.8494	1.708963
25,000,000 to 49,999,999		12	405,859,941.57	54.26%	44	4.6821	1.536971	1.75 to 1.89	1	29,669,504.32	3.97%	51	4.6700	1.850000
	50,000,000 or greater	2	143,333,333.00	19.16%	51	4.0481	2.323602	1.90 to 2.04	1	37,897,001.34	5.07%	52	4.6995	1.961700
	Totals	31	747,990,531.95	100.00%	47	4.6267	1.619255	2.05 to 2.19	2	89,269,620.49	11.93%	52	4.2432	2.159648
								2.20 or greater	6	176,310,883.60	23.57%	41	4.3218	2.462205
								Totals	31	747,990,531.95	100.00%	47	4.6267	1.619255
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	8	51,921,289.93	6.94%	62	4.9515	NAP
							Defeased	8	51,921,289.93	6.94%	62	4.9515	NAP
California	3	30,275,595.45	4.05%	48	4.9100	1.496616
							Industrial	1	5,936,287.49	0.79%	51	4.8500	2.114000
Connecticut	3	40,819,522.15	5.46%	49	4.7182	1.893698
							Lodging	28	166,089,711.02	22.20%	38	5.0795	0.831447
Florida	4	39,396,547.45	5.27%	42	4.9517	1.611010
							Mixed Use	1	21,532,149.81	2.88%	52	4.9200	1.389600
Georgia	4	10,928,722.52	1.46%	35	4.9534	1.443352
							Multi-Family	8	73,715,856.35	9.86%	49	4.7858	1.143147
Illinois	2	3,787,740.78	0.51%	9	4.9600	1.011900
							Office	14	251,896,445.01	33.68%	51	4.5005	1.904832
Indiana	1	1,740,053.51	0.23%	9	4.9600	1.011900
							Retail	4	176,898,792.38	23.65%	44	4.1764	2.066126
Kansas	1	13,565,459.38	1.81%	51	4.9200	1.070700
							Totals	64	747,990,531.95	100.00%	47	4.6267	1.619255
Kentucky	1	2,201,504.16	0.29%	9	4.9600	1.011900
Louisiana	1	30,386,897.27	4.06%	48	4.6230	1.245100
Maryland	1	59,339,008.64	7.93%	51	4.6700	2.354400
Michigan	1	1,538,168.85	0.21%	9	4.9600	1.011900
New Jersey	2	90,201,167.69	12.06%	52	4.2533	2.097123
New Mexico	1	1,384,351.97	0.19%	9	4.9600	1.011900
New York	2	90,000,000.00	12.03%	36	3.7870	2.176133
North Carolina	1	2,211,117.71	0.30%	9	4.9600	1.011900
Pennsylvania	1	47,534,944.27	6.36%	52	4.6750	0.972200
Tennessee	3	21,299,235.07	2.85%	48	5.0461	1.519382
Texas	13	110,168,544.48	14.73%	47	5.0057	0.776700
Utah	1	7,391,629.81	0.99%	52	4.9500	0.731100
Virginia	1	50,000,000.00	6.68%	49	4.2290	2.553700
Washington	2	20,885,868.35	2.79%	35	5.1682	(0.073398)
Wisconsin	7	21,013,162.56	2.81%	51	4.9200	1.070700
Totals	64	747,990,531.95	100.00%	47	4.6267	1.619255

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	51,921,289.93	6.94%	62	4.9515	NAP	Defeased	3	51,921,289.93	6.94%	62	4.9515	NAP
	3.99999% or less	2	90,000,000.00	12.03%	36	3.7870	2.176133	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	3	133,333,333.00	17.83%	51	4.2109	2.306799	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.94999%	13	306,646,198.03	41.00%	51	4.7536	1.478284	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.95000% or greater	10	166,089,710.99	22.20%	38	5.0795	1.114683	37 months to 48 months	3	44,606,896.52	5.96%	9	4.9600	2.066506
	Totals	31	747,990,531.95	100.00%	47	4.6267	1.619255	49 months or greater	25	651,462,345.50	87.09%	48	4.5780	1.611286
								Totals	31	747,990,531.95	100.00%	47	4.6267	1.619255
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	46,696,491.57	6.24%	49	4.9292	NAP	Defeased	2	46,696,491.57	6.24%	49	4.9292	NAP
	60 months or less	28	696,069,242.02	93.06%	46	4.6024	1.640459	Interest Only	8	267,940,229.52	35.82%	39	4.1932	2.222905
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	2	20,347,493.10	2.72%	50	5.0502	1.543119
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 298 months	18	407,781,519.40	54.52%	50	4.8490	1.262609
	Totals	30	742,765,733.59	99.30%	46	4.6230	1.621279	299 months to 355 months	0	0.00	0.00%	0	0.0000	0.000000
								356 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	30	742,765,733.59	99.30%	46	4.6230	1.621279
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	51,921,289.93	6.94%	62	4.9515	NAP	Defeased	1	5,224,798.36	0.70%	172	5.1500	NAP
Underwriter's Information		4	76,310,883.60	10.20%	31	4.7515	2.151623	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	23	613,822,070.93	82.06%	48	4.5815	1.572331	61 months to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	1	5,936,287.49	0.79%	51	4.8500	2.114000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	1	5,224,798.36	0.70%	172	5.1500	1.331560
	Totals	31	747,990,531.95	100.00%	47	4.6267	1.619255
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
1	305931001	RT	Lawrenceville	NJ	Actual/360	4.200%	301,388.89	0.00	0.00	N/A	05/01/26	--	83,333,333.00	83,333,333.00	01/01/22
2	656120498	OF	New York	NY	Actual/360	3.837%	198,254.30	0.00	0.00	N/A	02/06/26	--	60,000,000.00	60,000,000.00	01/06/22
3	305931003	OF	Baltimore	MD	Actual/360	4.670%	119,455.76	35,595.10	0.00	N/A	04/06/26	--	29,705,099.42	29,669,504.32	01/06/22
3A	305931031				Actual/360	4.670%	119,455.76	35,595.10	0.00	N/A	04/06/26	--	29,705,099.42	29,669,504.32	01/06/22
5	656100514	RT	Williamsburg	VA	Actual/360	4.229%	145,665.56	0.00	0.00	N/A	02/06/26	--	40,000,000.00	40,000,000.00	01/06/22
5A	656100517				Actual/360	4.229%	36,416.39	0.00	0.00	N/A	02/06/26	--	10,000,000.00	10,000,000.00	01/06/22
6	305931006	OF	Philadelphia	PA	Actual/360	4.675%	191,589.16	56,636.23	0.00	N/A	05/01/26	--	47,591,580.50	47,534,944.27	01/01/22
7	656100493	LO	Various	Various	Actual/360	4.960%	34,058.43	8,620.69	0.00	N/A	10/06/22	--	7,974,137.93	7,965,517.24	01/06/22
7A	656120483				Actual/360	4.960%	44,275.96	11,206.90	0.00	N/A	10/06/22	--	10,366,379.30	10,355,172.40	01/06/22
7B	656100484				Actual/360	4.960%	112,392.82	28,448.28	0.00	N/A	10/06/22	--	26,314,655.16	26,286,206.88	01/06/22
8	305931008	LO	Houston	TX	Actual/360	5.306%	187,002.13	62,358.06	0.00	N/A	02/01/26	--	40,927,961.25	40,865,603.19	10/01/20
9	656120508	OF	Stamford	CT	Actual/360	4.699%	153,600.15	59,029.03	0.00	N/A	05/06/26	--	37,956,030.37	37,897,001.34	01/06/22
10	305931010	Various	Various	Various	Actual/360	4.920%	146,798.63	70,936.40	0.00	N/A	04/06/26	--	34,649,558.33	34,578,621.93	01/06/22
11	305570105	LO	Naples	FL	Actual/360	4.950%	140,261.35	46,558.15	0.00	N/A	01/01/26	--	32,905,888.00	32,859,329.85	01/01/22
12	305931012	OF	Kennesaw	GA	Actual/360	4.900%	139,588.98	43,793.02	0.00	N/A	02/01/26	--	33,082,311.63	33,038,518.61	01/01/22
13	305931013	MF	Harvey	LA	Actual/360	4.623%	121,116.91	37,478.77	0.00	N/A	01/01/26	--	30,424,376.04	30,386,897.27	01/01/22
14	305811001	RT	West Nyack	NY	Actual/360	3.687%	95,239.62	0.00	0.00	N/A	10/09/22	--	30,000,000.00	30,000,000.00	07/09/21
16	656110508	OF	Frisco	TX	Actual/360	4.695%	105,727.19	38,888.92	0.00	N/A	01/01/26	--	26,151,217.12	26,112,328.20	01/01/22
18	656120509	MU	Santa Ana	CA	Actual/360	4.920%	91,351.35	29,931.66	0.00	N/A	05/06/26	--	21,562,081.47	21,532,149.81	01/06/22
19	305931019	MF	Kingsville	TX	Actual/360	4.900%	84,059.58	32,700.30	0.00	N/A	02/01/26	--	19,921,954.57	19,889,254.27	01/01/22
20	305931020	SS	Various	Various	Actual/360	5.000%	58,898.27	21,624.97	0.00	N/A	03/01/26	--	13,679,597.93	13,657,972.96	01/01/22
21	305931021	LO	SeaTac	WA	Actual/360	5.300%	58,465.84	19,276.81	0.00	N/A	04/01/26	--	12,810,531.61	12,791,254.80	01/01/22
22	305931022	LO	Murfreesboro	TN	Actual/360	4.970%	48,418.62	27,351.03	0.00	N/A	03/06/26	--	11,313,497.08	11,286,146.05	01/06/22
23	305931023	LO	Nashville	TN	Actual/360	5.150%	40,279.59	21,430.12	0.00	N/A	03/01/26	--	9,082,777.17	9,061,347.05	01/01/22
24	305931024	MF	Brownsville	TX	Actual/360	4.900%	37,385.54	14,439.92	0.00	N/A	03/01/26	--	8,860,298.63	8,845,858.71	01/01/22
25	305931025	MF	Houston	TX	Actual/360	4.900%	32,652.05	12,459.72	0.00	N/A	05/01/26	--	7,738,471.13	7,726,011.41	01/01/22
26	305931026	LO	Lehi	UT	Actual/360	4.950%	31,557.17	11,811.64	0.00	N/A	05/06/26	--	7,403,441.45	7,391,629.81	01/06/22
27	305931027	LO	Carrollton	GA	Actual/360	4.950%	30,857.72	11,843.88	0.00	N/A	01/01/26	--	7,239,347.60	7,227,503.72	08/01/21

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
28	305931028	MF	East Orange	NJ	Actual/360	4.900%	29,016.13	8,930.83	0.00	N/A	05/01/26	--	6,876,765.52	6,867,834.69	01/01/22
29	305931029	SS	Monterey	CA	Actual/360	5.150%	23,257.06	19,512.23	0.00	N/A	05/06/36	--	5,244,310.59	5,224,798.36	01/06/22
30	305931030	IN	Oakland	CA	Actual/360	4.850%	24,820.81	6,840.70	0.00	N/A	04/06/26	--	5,943,128.19	5,936,287.49	01/06/22
Totals							2,983,307.72	773,298.46	0.00				748,763,830.41	747,990,531.95
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	14,859,953.29	7,171,780.79	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	60,882,033.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	14,505,871.17	11,658,483.11	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	20,531,368.16	10,674,994.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,700,717.09	3,645,577.87	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,769,713.73	10,878,421.49	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	45,734.00	01/01/21	06/30/21	01/11/22	11,880,731.13	342,538.89	194,664.52	3,325,448.76	854,599.30	0.00
9	10,192,416.78	7,952,814.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,060,425.76	2,477,380.40	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	10,064,331.82	20,492,336.82	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	2,800,213.75	1,880,766.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	10,785.58	0.00
14	18,440,519.19	20,766,542.23	01/01/21	09/30/21	--	0.00	0.00	563,765.81	563,765.81	0.00	0.00
16	5,366,741.05	3,067,636.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,171,412.05	1,566,724.76	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,537,088.54	1,012,817.16	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	(590,470.83)	(681,660.61)	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,154,538.41	1,506,414.31	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	477,766.23	1,303,311.62	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	625,987.74	542,349.08	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	721,764.50	170,132.39	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	399,245.18	503,265.58	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	411,536.00	941,888.00	07/01/20	06/30/21	01/11/22	1,312,084.84	10,843.39	37,032.58	202,510.33	63,465.61	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	596,066.16	299,961.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	657,979.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	177,337,218.29	107,877,671.24				13,192,815.97	353,382.28	795,462.91	4,091,724.90	928,850.49	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/22	0	0.00	0	0.00	2	48,093,106.91	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.626664%	4.593166%	47
12/17/21	0	0.00	0	0.00	2	48,167,308.85	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.626941%	4.593433%	48
11/18/21	0	0.00	1	7,252,134.15	1	40,996,050.57	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.627238%	4.593719%	49
10/18/21	1	7,263,873.49	0	0.00	1	41,057,815.32	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.627512%	4.566218%	50
09/17/21	0	0.00	0	0.00	1	41,125,333.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.627806%	4.566531%	51
08/17/21	1	7,288,194.95	0	0.00	1	41,186,509.74	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.628055%	4.566795%	52
07/16/21	0	0.00	0	0.00	1	41,247,408.23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.628302%	4.567057%	53
06/17/21	0	0.00	0	0.00	1	41,314,091.28	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.628569%	4.552474%	54
05/17/21	0	0.00	0	0.00	2	48,698,212.89	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.628814%	4.542801%	55
04/16/21	0	0.00	0	0.00	2	48,776,776.45	0	0.00	0	0.00	0	0.00	0	0.00	1	29,066,000.00	4.629074%	4.543097%	56
03/17/21	0	0.00	0	0.00	3	78,847,901.92	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.616363%	4.547421%	57
02/18/21	0	0.00	1	7,361,983.31	3	154,911,381.77	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.616657%	4.547730%	58
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	305931008	10/01/20	14	6	194,664.52	3,325,448.76	1,647,151.54	41,819,010.21	06/11/20	13
27	305931027	08/01/21	4	6	37,032.58	202,510.33	104,508.04	7,288,194.95	08/04/20	10
Totals					231,697.10	3,527,959.09	1,751,659.58	49,107,205.16
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		74,606,897	74,606,897	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		96,586,059	89,358,555	7,227,504		0
49 - 60 Months		571,572,778	530,707,175	40,865,603		0
> 60 Months		5,224,798	5,224,798	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-22	747,990,532	699,897,425	0	0	48,093,107	0
Dec-21	748,763,830	700,596,522	0	0	48,167,309	0
Nov-21	749,598,943	701,350,758	0	7,252,134	40,996,051	0
Oct-21	750,365,902	702,044,213	7,263,873	0	41,057,815	0
Sep-21	751,194,904	710,069,571	0	0	41,125,333	0
Aug-21	751,907,300	703,432,595	7,288,195	0	41,186,510	0
Jul-21	752,616,708	711,369,300	0	0	41,247,408	0
Jun-21	753,388,495	712,074,404	0	0	41,314,091	0
May-21	754,091,693	705,393,480	0	0	48,698,213	0
Apr-21	754,796,507	706,019,730	0	0	48,776,776	0
Mar-21	784,429,899	705,581,997	0	0	78,847,902	0
Feb-21	785,147,754	622,874,389	0	7,361,983	154,911,382	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	305931008	40,865,603.19	41,819,010.21	38,300,000.00	08/10/20	(110,023.00)	(0.07350)	06/30/21	02/01/26	288
27	305931027	7,227,503.72	7,288,194.95	6,600,000.00	01/29/21	852,828.68	1.66430	06/30/21	01/01/26	287
Totals		48,093,106.91	49,107,205.16	44,900,000.00		742,805.68

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Specially Serviced Loan Detail - Part 2

Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
8	305931008	LO	TX	06/11/20	13

12/14/2021 - Loan transferred to special servicing 6/11/20 following servicer's receipt of imminent default notice from borrower. Property was experiencing monthly operating shortfalls, borrower not willing to fund going forward. Upon transfer to

SS, borrower consented to appointment of a receiver and the agreed order was entered by the court on 7/7/20. Hotel performance has improved overall since receiver's appointment. Immediate capital needs are being addressed prior to recommendation on disposition strategy and timing.

27	305931027	LO	GA	08/04/20	10

11/3/21 - The subject property was built in 2003 and consists of 1 building with 77 lodging rooms. The property also has amenities such as outdoor pool, fitness room and lounging area The subject property is located in Carrollton, GA, a semi rural community located approximately 30 miles southwest of Atlanta, GA. Located nearby are single family homes and apartment communities with commercial retail facilities. The Borrower has executed a stipulation to a receiver and a consent to foreclosure. The Receiver has taken over operations at the property.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	656100493	8,000,000.00	4.96000%	8,000,000.00	4.96000%	9	08/03/20	05/06/20	11/12/20
7A	656120483	10,400,000.00	4.96000%	10,400,000.00	4.96000%	9	08/03/20	05/06/20	11/12/20
7B	656100484	26,400,000.00	4.96000%	26,400,000.00	4.96000%	9	08/03/20	05/06/20	11/12/20
14	305811001	30,000,000.00	3.68600%	30,000,000.00	3.68600%	10	06/19/20	04/09/20	10/13/20
26	305931026	7,617,607.45	4.95000%	7,605,661.27	4.95000%	10	06/06/20	06/06/20	07/13/20
Totals		82,417,607.45		82,405,661.27
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	8,810.88	0.00	0.00	54,232.57	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	1,558.47	0.00	0.00	5,587.11	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	10,369.35	0.00	0.00	59,819.68	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total 70,189.03

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Supplemental Notes
None

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